Revenue from Contract with Customers - Narrative (Detail) - USD ($) $ in Thousands	9 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Returns and sales allowances	$ 16,574		$ 17,473	$ 17,608
Trade accounts receivable, returns, credits issued, and price protection adjustments expense (credit)	$ 899	$ 815
Previously Reported
Returns and sales allowances			$ 17,185